Term deposits (Tables)	12 Months Ended
Mar. 31, 2025
Term Deposits
Schedule of term deposits
	March 31,
	2024	2025
Fixed deposits with banks	2,757,824	1,354,170
Total	2,757,824	1,354,170
Non-current	137,169	44,770
Current	2,620,655	1,309,400
Total	2,757,824	1,354,170